CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Gain on deconsolidation of the subsidiaries, tax expense	$ 0	$ 0	$ 0
(Loss) income from discontinued operations, net of tax expenses	$ 0	$ 0	$ 0